Post-employee benefit plans - Narrative (Details) - CAD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Employee Benefits [Abstract]
Other comprehensive income, before tax, gains (losses)	$ 574	$ 2,139
Increase (decrease) in return on plan assets	$ 962	$ (430)
Gain (loss) on plan assets, percent	4.40%	(0.10%)
Post-employment benefit obligations	$ (388)	$ 2,569
Discount rates	3.30%	3.30%	3.40%	2.60%	2.80%	4.20%	3.10%